Property, Plant and Equipment (Details) - USD ($)		12 Months Ended
	Sep. 19, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment (Details) [Line Items]
Net book value			$ 1,887,435
Depreciation of property, plant and equipment		$ 1,605,959	1,037,187
Recognized a loss on disposal		4,495
Impairment loss		8,728,031
Non refundable payment	$ 1,800,000
Share issued (in Shares)	879,895
Regulatory authority fee	$ 500,000
Discontinued operations [member]
Property, Plant and Equipment (Details) [Line Items]
Recognized a loss on disposal			2,085,624
Bophelo Bio Science and Wellness Pty [Member]
Property, Plant and Equipment (Details) [Line Items]
Depreciation of property, plant and equipment		1,605,959	1,147,146
Bophelo Bio Science and Wellness Pty [Member] | Discontinued operations [member]
Property, Plant and Equipment (Details) [Line Items]
Depreciation of property, plant and equipment			$ 109,959
THC Cultivation [Member]
Property, Plant and Equipment (Details) [Line Items]
Regulatory authority fee	500,000
Hemp cultivation [Member]
Property, Plant and Equipment (Details) [Line Items]
Regulatory authority fee	750,000
CBD cultivation [Member]
Property, Plant and Equipment (Details) [Line Items]
Regulatory authority fee	750,000
First Option Payment [Member]
Property, Plant and Equipment (Details) [Line Items]
Fair value amount	431,149
Second Option Payment [Member]
Property, Plant and Equipment (Details) [Line Items]
Fair value amount	600,000
Third Option Payment [Member]
Property, Plant and Equipment (Details) [Line Items]
Fair value amount	$ 600,000